Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Contract with Customer, Contract Asset, Contract Liability, and Receivable	The customer advances and deferred revenue balances as of December 31, 2021 and 2022 were comprised of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Customer advances and prepaid cards	96,785	103,680	15,032
Deferred revenue related to loyalty points	2,852	685	99
Deferred membership service revenue	143,843	148,645	21,552
Total	243,480	253,010	36,683